Summary of Accounting Policies - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Participant revenue credits, amount allocated	$ 24,149
Total investments	158,799,694	$ 150,589,161
Level 3
EBP, Accounting Policy [Line Items]
Total investments	$ 0